Investment Objectives and Goals	Jul. 27, 2026
Defiance Leveraged Long MSTR ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG MSTR ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance Leveraged Long MSTR ETF (the “Fund”) seeks long-term capital appreciation.
Defiance Leveraged Long + Income MSTR ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG + INCOME MSTR ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long + Income MSTR ETF (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective to seek current income.